Summary of Significant Accounting Policies (Details) - Schedule of reconciliation of cash and cash equivalents, and restricted cash - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 122,559	$ 99,993
Restricted cash	947	4,337
Total cash and cash equivalents, and restricted cash	$ 123,506	$ 104,330